Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized losses on non-designated derivative instruments (note 15)	$ (35,857)	$ (13,719)	$ (14,852)
Cross Currency Interest Rate Contract Maturity and Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(33,844)	0	(42,271)
Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(6,588)	(5,062)	(6,533)
Unrealized gains (losses)	26,832	(13,239)	21,240
Realized and unrealized losses on non-designated derivative instruments (note 15)	$ (13,600)	$ (18,301)	$ (27,564)